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                                                       -------------------------
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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-06463
                                   ---------------------------------------------

                         AIM International Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 10/31
                         -------------------------------------------------------

Date of reporting period: 01/31/09
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              APG-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM ASIA PACIFIC GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS--97.16%

AUSTRALIA--15.27%

BHP Billiton Ltd.                                    392,900   $     7,400,203
------------------------------------------------------------------------------
Coca-Cola Amatil Ltd.                                500,000         2,894,246
------------------------------------------------------------------------------
Cochlear Ltd.                                        133,000         4,943,161
------------------------------------------------------------------------------
Computershare Ltd.                                   287,336         1,305,756
------------------------------------------------------------------------------
CSL Ltd. (a)                                         192,000         4,521,985
------------------------------------------------------------------------------
CSL Ltd.                                             111,336         2,622,186
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                             306,491         4,616,582
------------------------------------------------------------------------------
Toll Holdings Ltd.                                   768,600         2,640,358
------------------------------------------------------------------------------
Woolworths Ltd.                                      217,200         3,789,191
==============================================================================
                                                                    34,733,668
==============================================================================

CHINA--11.63%

China Green (Holdings) Ltd.                        2,382,000         1,547,756
------------------------------------------------------------------------------
CNOOC Ltd. -ADR                                       76,600         6,590,664
------------------------------------------------------------------------------
Haitian International Holdings Ltd.                8,673,000         1,128,711
------------------------------------------------------------------------------
Kingdee International Software Group
   Co. Ltd.                                       13,574,000         1,213,871
------------------------------------------------------------------------------
Mingyuan Medicare Development Co.
   Ltd.                                           30,800,000         1,453,944
------------------------------------------------------------------------------
Minth Group Ltd.                                   4,778,000         1,913,372
------------------------------------------------------------------------------
Stella International Holdings Ltd.                 4,792,000         4,145,298
------------------------------------------------------------------------------
Want Want China Holdings Ltd.                      4,839,000         1,913,625
------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                     15,638,000         3,967,124
------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd.                     5,139,000           584,081
------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.
   -Class H                                       56,251,000         2,007,889
==============================================================================
                                                                    26,466,335
==============================================================================

HONG KONG--12.30%

Champion Real Estate Investment Trust (a)          3,000,000           742,508
------------------------------------------------------------------------------
Champion Real Estate Investment Trust              1,800,000           445,505
------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                          724,000         6,714,201
------------------------------------------------------------------------------
Dickson Concepts (International) Ltd.              5,426,000         1,384,785
------------------------------------------------------------------------------
Esprit Holdings Ltd.                                 557,000         2,970,907
------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                          836,000         1,774,819
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                             1,202,000         6,130,970
------------------------------------------------------------------------------
Li & Fung Ltd.                                     1,752,200         3,512,223
------------------------------------------------------------------------------
Paliburg Holdings Ltd.                            11,613,240         1,592,682
------------------------------------------------------------------------------
Paliburg Holdings Ltd. -Wts.,
   expiring 11/08/10(a)(b)                        12,903,600            41,602
------------------------------------------------------------------------------
Regal Hotels International Holdings
   Ltd                                            11,344,000         2,662,751
==============================================================================
                                                                    27,972,953
==============================================================================

INDIA--4.64%

Bharat Heavy Electricals Ltd.                        129,076         3,443,612
------------------------------------------------------------------------------
Infosys Technologies Ltd.                            269,380         7,124,798
==============================================================================
                                                                    10,568,410
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------

INDONESIA--6.92%

PT Astra International Tbk                         5,216,000   $     5,841,245
------------------------------------------------------------------------------
PT Bank Central Asia Tbk                          14,503,500         3,450,731
------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk                 7,523,000         2,931,386
------------------------------------------------------------------------------
PT Summarecon Agung Tbk                          133,892,500         1,849,994
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                        3,057,000         1,670,721
==============================================================================
                                                                    15,744,077
==============================================================================

MALAYSIA--10.84%

Digi.com Berhad                                      970,000         5,498,260
------------------------------------------------------------------------------
Goldis Berhad                                      6,047,000         2,179,401
------------------------------------------------------------------------------
Kossan Rubber Industries Berhad                    7,048,900         5,877,347
------------------------------------------------------------------------------
Parkson Holdings Berhad                            5,548,900         4,966,259
------------------------------------------------------------------------------
Public Bank Berhad                                 1,233,500         2,942,267
------------------------------------------------------------------------------
SP Setia Berhad                                    1,411,300         1,281,799
------------------------------------------------------------------------------
YTL Cement Berhad                                  3,023,600         1,917,507
==============================================================================
                                                                    24,662,840
==============================================================================

PHILIPPINES--9.44%

First Gen Corp. (a)(b)                             1,962,600           543,550
------------------------------------------------------------------------------
First Gen Corp. (b)                                1,573,900           435,898
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (a)(c)                     1,468,000           100,898
------------------------------------------------------------------------------
GMA Holdings, Inc. -PDR (c)                       51,811,000         3,561,063
------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.               152,400         6,751,695
------------------------------------------------------------------------------
PNOC Energy Development Corp. (a)                  2,335,000           106,177
------------------------------------------------------------------------------
PNOC Energy Development Corp.                     41,396,000         1,882,364
------------------------------------------------------------------------------
SM Investments Corp.                               2,007,595         8,099,320
==============================================================================
                                                                    21,480,965
==============================================================================

SINGAPORE--5.11%

Keppel Corp. Ltd.                                  1,484,000         3,899,323
------------------------------------------------------------------------------
Singapore Technologies Engineering
   Ltd.                                            1,126,000         1,676,152
------------------------------------------------------------------------------
United Overseas Bank Ltd.                            780,000         6,040,485
==============================================================================
                                                                    11,615,960
==============================================================================

SOUTH KOREA--7.22%

CJ CheilJedang Corp.                                  13,148         1,452,689
------------------------------------------------------------------------------
CJ Corp.                                              75,690         1,787,675
------------------------------------------------------------------------------
Daegu Department Store Co., Ltd.                     278,040         1,532,553
------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                    59,700         2,729,235
------------------------------------------------------------------------------
Hyundai Development Co.                               69,480         1,796,485
------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                 40,710         1,783,041
------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                          4,034         3,530,734
------------------------------------------------------------------------------
TechnoSemiChem Co., Ltd.                             194,076         1,812,832
==============================================================================
                                                                    16,425,244
==============================================================================

TAIWAN--8.06%

Delta Electronics Inc.                             1,603,675         2,527,667
------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.               1,077,798         1,862,592
------------------------------------------------------------------------------
Hung Poo Real Estate Development
   Corp.                                           5,622,435         3,306,839
------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.                            3,446,298         4,808,550
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM ASIA PACIFIC GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------

TAIWAN--(CONTINUED)

Taiwan Semiconductor Manufacturing
   Co. Ltd.                                        2,941,756   $     3,544,837
------------------------------------------------------------------------------
Wistron Corp.                                      3,274,848         2,289,663
==============================================================================
                                                                    18,340,148
==============================================================================

THAILAND--5.73%

Kasikornbank PCL                                   2,210,200         2,835,562
------------------------------------------------------------------------------
Major Cineplex Group PCL                          16,515,800         3,462,022
------------------------------------------------------------------------------
Siam Commercial Bank PCL                           3,246,900         4,741,831
------------------------------------------------------------------------------
Thai Stanley Electric PCL -Class F                 1,260,100         2,006,195
==============================================================================
                                                                    13,045,610
==============================================================================
   Total Foreign Common Stocks & Other
      Equity Interests (Cost $322,915,194)                         221,056,210
==============================================================================

MONEY MARKET FUNDS--1.44%

Liquid Assets Portfolio
   -Institutional Class(d)                         1,639,348         1,639,348
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(d)                                        1,639,348         1,639,348
==============================================================================
   Total Money Market Funds
      (Cost $3,278,696)                                              3,278,696
==============================================================================
TOTAL INVESTMENTS--98.60%
   (Cost $326,193,890)                                             224,334,906
==============================================================================
OTHER ASSETS LESS LIABILITIES-1.40%                                  3,176,488
==============================================================================
NET ASSETS--100.00%                                               $227,511,394
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

PDR  -- Philippine Deposit Receipts

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $6,056,720, which represented 2.66% of the Fund's Net Assets.

(b)  Non-income producing security.

(c) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The aggregate value of these securities as of January 31, 2009 was $3,661,961, which represented 1.61% of the Fund's Net Assets. See Note 3.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM ASIA PACIFIC GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM ASIA PACIFIC GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM ASIA PACIFIC GROWTH FUND

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

              INVESTMENTS IN
INPUT LEVEL     SECURITIES
----------------------------
Level 1        $  23,650,607
Level 2          200,684,299
Level 3                   --
============================
               $ 224,334,906
____________________________
============================

NOTE 3--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the three months ended January 31, 2009.

                                                             CHANGE IN
                                                            UNREALIZED                                  REALIZED
                     VALUE       PURCHASES     PROCEEDS     APPRECIATION      VALUE       DIVIDEND        GAIN
                   10/31/08       AT COST     FROM SALES   (DEPRECIATION)   01/31/09       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------
GMA Holdings,
   Inc.-PDR      $  4,573,071  $         --  $         --  $    (911,110) $  3,661,961  $         --  $         --
__________________________________________________________________________________________________________________
==================================================================================================================

AIM ASIA PACIFIC GROWTH FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $7,898,587 and $27,673,984, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    22,457,145
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (124,560,532)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (102,103,387)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $326,438,293.

                            AIM EUROPEAN GROWTH FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             EGR-QTR-1 01/09            Invesco Aim Advisors, Inc.

AIM EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.65%

BELGIUM--2.26%

Anheuser-Busch InBev N.V.                            534,097   $    13,608,059
------------------------------------------------------------------------------
Anheuser-Busch InBev N.V. -Ctfs. (b)                 424,744             2,174
==============================================================================
                                                                    13,610,233
==============================================================================

DENMARK--2.62%

Novo Nordisk A.S. -Class B                           295,420        15,754,998
==============================================================================

FINLAND--1.28%

Nokia Oyj                                            214,222         2,628,981
------------------------------------------------------------------------------
Nokian Renkaat Oyj                                   517,950         5,077,166
==============================================================================
                                                                     7,706,147
==============================================================================

FRANCE--5.84%

Axa S.A.                                             473,640         7,403,663
------------------------------------------------------------------------------
BNP Paribas                                          175,610         6,744,038
------------------------------------------------------------------------------
Cap Gemini S.A.                                      192,431         6,661,117
------------------------------------------------------------------------------
Total S.A.                                           286,292        14,352,349
==============================================================================
                                                                    35,161,167
==============================================================================

GERMANY--8.24%

Bayer AG                                             261,596        13,929,438
------------------------------------------------------------------------------
Deutsche Boerse AG                                   185,000         9,297,050
------------------------------------------------------------------------------
Merck KGaA                                            91,962         7,798,843
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                          72,448        13,053,386
------------------------------------------------------------------------------
Symrise AG                                           591,080         5,502,874
==============================================================================
                                                                    49,581,591
==============================================================================

GREECE--2.45%

Intralot S.A.                                      2,226,503         8,533,232
------------------------------------------------------------------------------
OPAP S.A. Cost $1,109,094(c)                         104,000         3,018,434
------------------------------------------------------------------------------
OPAP S.A.                                            109,190         3,169,065
==============================================================================
                                                                    14,720,731
==============================================================================

IRELAND--2.43%

CRH PLC                                              206,826         4,817,051
------------------------------------------------------------------------------
DCC PLC                                              268,747         3,989,389
------------------------------------------------------------------------------
Paddy Power PLC                                      417,196         5,819,309
==============================================================================
                                                                    14,625,749
==============================================================================

ITALY--3.84%

Eni S.p.A.                                           577,877        12,254,196
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                  690,863        10,847,790
==============================================================================
                                                                    23,101,986
==============================================================================

LUXEMBOURG--0.00%

Reinet Investments S.C.A. (b)                             --                 1
==============================================================================

NETHERLANDS--5.60%

Aalberts Industries N.V.                           1,009,744         5,763,031
------------------------------------------------------------------------------
Heineken Holding N.V.                                294,869         7,901,519
------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                         1,147,599         9,826,208
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------

NETHERLANDS--(CONTINUED)

TNT N.V                                              306,277   $     5,351,935
------------------------------------------------------------------------------
USG People N.V.                                      439,838         4,883,341
==============================================================================
                                                                    33,726,034
==============================================================================
NORWAY--1.37%

Petroleum Geo-Services A.S.A. (b)                    764,567         2,479,475
------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (b)               1,015,676         5,767,198
==============================================================================
                                                                     8,246,673
==============================================================================

RUSSIA--0.88%

Vimpel-Communications -ADR                           869,606         5,295,901
==============================================================================

SPAIN--2.64%

Banco Santander S.A.                                 677,560         5,479,862
------------------------------------------------------------------------------
Telefonica S.A.                                      584,407        10,417,687
==============================================================================
                                                                    15,897,549
==============================================================================

SWEDEN--2.60%

Intrum Justitia A.B.                                 987,725         8,082,358
------------------------------------------------------------------------------
Oriflame Cosmetics S.A. -SDR                         320,013         7,588,214
==============================================================================
                                                                    15,670,572
==============================================================================

SWITZERLAND--15.69%

Aryzta AG (b)                                        449,957        11,199,417
------------------------------------------------------------------------------
Bucher Industries AG                                  71,700         7,107,914
------------------------------------------------------------------------------
Dufry Group                                          142,391         2,319,901
------------------------------------------------------------------------------
Galenica AG                                           23,536         7,362,378
------------------------------------------------------------------------------
Nestle S.A.                                          622,905        21,575,304
------------------------------------------------------------------------------
Roche Holding AG                                     159,476        22,463,248
------------------------------------------------------------------------------
Sonova Holding AG                                    205,843         9,993,940
------------------------------------------------------------------------------
Syngenta AG                                           64,053        12,394,272
==============================================================================
                                                                    94,416,374
==============================================================================

TURKEY--1.64%

Haci Omer Sabanci Holding A.S.                     1,879,210         3,567,402
------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.              669,546         6,312,503
==============================================================================
                                                                     9,879,905
==============================================================================

UNITED KINGDOM--34.26%

Amlin PLC                                          2,826,229        15,733,513
------------------------------------------------------------------------------
Aviva PLC                                            640,714         2,898,050
------------------------------------------------------------------------------
Balfour Beatty PLC                                 1,766,700         9,514,999
------------------------------------------------------------------------------
British American Tobacco PLC                         133,065         3,665,258
------------------------------------------------------------------------------
Bunzl PLC                                          1,360,864        11,186,260
------------------------------------------------------------------------------
Capita Group PLC                                     586,570         5,935,570
------------------------------------------------------------------------------
Compass Group PLC                                  1,624,742         8,041,678
------------------------------------------------------------------------------
Homeserve PLC                                        678,386         9,628,235
------------------------------------------------------------------------------
IG Group Holdings PLC                              2,002,117         8,431,847
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                           828,798        22,745,026
------------------------------------------------------------------------------
Inchcape PLC (b)                                   2,992,827         1,627,047
------------------------------------------------------------------------------
Informa PLC                                        1,851,142         6,411,630
------------------------------------------------------------------------------
International Power PLC                            2,511,089         9,892,790
------------------------------------------------------------------------------
Mitie Group PLC                                    3,720,824        10,950,206
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)
Reckitt Benckiser Group PLC                          367,839   $    14,264,898
------------------------------------------------------------------------------
Reed Elsevier PLC                                    888,193         6,650,881
------------------------------------------------------------------------------
Shire PLC                                          1,105,300        16,200,128
------------------------------------------------------------------------------
Tesco PLC                                          2,088,642        10,846,178
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                       547,110         9,216,540
------------------------------------------------------------------------------
United Business Media Ltd.                           671,954         4,712,460
------------------------------------------------------------------------------
Vodafone Group PLC                                 6,131,597        11,431,461
------------------------------------------------------------------------------
WPP PLC                                            1,087,128         6,154,444
==============================================================================
                                                                   206,139,099
==============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $715,018,508)                                       563,534,710
==============================================================================

PREFERRED STOCK--1.14%

GERMANY--1.14%

Porsche Automobil Holding S.E. -Pfd.
   (Cost $8,831,515)                                 116,096         6,834,077
==============================================================================

MONEY MARKET FUNDS--4.62%

Liquid Assets Portfolio
   -Institutional Class(d)                        13,896,576        13,896,576
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(d)                                       13,896,576        13,896,576
------------------------------------------------------------------------------
      Total Money Market Funds
         (Cost $27,793,152)                                         27,793,152
==============================================================================
TOTAL INVESTMENTS--99.41% (Cost $751,643,175)                      598,161,939
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.59%                                 3,563,281
==============================================================================
NET ASSETS--100.00%                                            $   601,725,220
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Ctfs. -- Certificates
Pfd.  -- Preferred
SDR   -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2009 represented 0.50% of the Fund's Net Assets.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM EUROPEAN GROWTH FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM EUROPEAN GROWTH FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
Level 1       $ 447,165,885
---------------------------
Level 2         150,996,054
---------------------------
Level 3                  --
===========================
              $ 598,161,939
___________________________
===========================

AIM EUROPEAN GROWTH FUND

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $18,926,614 and $63,641,455, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    79,234,302
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (232,715,538)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (153,481,236)
________________________________________________________________________________________
========================================================================================
Cost of investments is the same for tax and financial purposes.

                             AIM GLOBAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GLG-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--94.24%

AUSTRALIA--2.84%

BHP Billiton Ltd.                                    161,771   $     3,046,928
------------------------------------------------------------------------------
Cochlear Ltd.                                         54,861         2,038,998
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                              55,193           831,356
==============================================================================
                                                                     5,917,282
==============================================================================

BELGIUM--1.90%

Anheuser-Busch InBev N.V.                            155,208         3,954,487
------------------------------------------------------------------------------
Anheuser-Busch InBev N.V. -Ctfs. (b)                  97,344               498
==============================================================================
                                                                     3,954,985
==============================================================================

CANADA--0.96%

Suncor Energy, Inc.                                  104,298         2,000,761
==============================================================================

DENMARK--2.21%

Novo Nordisk A.S. -Class B                            86,341         4,604,638
==============================================================================

FRANCE--5.45%

Axa S.A.                                             127,306         1,989,973
------------------------------------------------------------------------------
BNP Paribas                                           52,940         2,033,081
------------------------------------------------------------------------------
Cap Gemini S.A.                                       68,292         2,363,970
------------------------------------------------------------------------------
Total S.A.                                            98,848         4,955,434
==============================================================================
                                                                    11,342,458
==============================================================================

GERMANY--4.09%

Bayer AG                                              75,034         3,995,403
------------------------------------------------------------------------------
Merck KGaA                                            29,900         2,535,671
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                          10,974         1,977,251
==============================================================================
                                                                     8,508,325
==============================================================================

GREECE--0.58%

OPAP S.A.                                             41,528         1,205,284
==============================================================================

HONG KONG--1.82%

Hutchison Whampoa Ltd.                               393,000         2,004,552
------------------------------------------------------------------------------
Li & Fung Ltd.                                       888,000         1,779,964
==============================================================================
                                                                     3,784,516
==============================================================================

INDIA--2.10%

Infosys Technologies Ltd.                             39,134         1,035,050
------------------------------------------------------------------------------
Infosys Technologies Ltd. -ADR                       125,012         3,320,319
==============================================================================
                                                                     4,355,369
==============================================================================

INDONESIA--0.38%

PT Astra International Tbk                           701,000           785,029
==============================================================================

IRELAND--0.99%

CRH PLC                                               88,551         2,062,384
==============================================================================

ISRAEL--3.16%

Teva Pharmaceutical Industries Ltd.
   -ADR                                              158,514         6,570,405
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
ITALY--3.85%

Eni S.p.A.                                           189,915   $     4,027,251
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                  253,872         3,986,246
==============================================================================
                                                                     8,013,497
==============================================================================

JAPAN--6.02%

Hoya Corp.                                            81,300         1,444,419
------------------------------------------------------------------------------
Keyence Corp.                                         17,100         3,103,344
------------------------------------------------------------------------------
Nidec Corp.                                           71,300         3,371,151
------------------------------------------------------------------------------
Nintendo Co., Ltd.                                     4,900         1,507,384
------------------------------------------------------------------------------
Toyota Motor Corp.                                    97,300         3,103,236
==============================================================================
                                                                    12,529,534
==============================================================================

LUXEMBOURG--0.00%

Reinet Investments S.C.A. (b)                              1                 5
==============================================================================

MEXICO--1.12%

Grupo Televisa S.A. -ADR                             166,015         2,322,550
==============================================================================

NETHERLANDS--0.93%

TNT N.V                                              110,198         1,925,618
==============================================================================

PHILIPPINES--1.10%

Philippine Long Distance Telephone Co.                51,460         2,279,805
==============================================================================

SINGAPORE--0.69%

United Overseas Bank Ltd.                            185,000         1,432,679
==============================================================================

SPAIN--1.81%

Banco Santander S.A.                                 187,420         1,515,786
------------------------------------------------------------------------------
Telefonica S.A.                                      126,280         2,251,078
==============================================================================
                                                                     3,766,864
==============================================================================

SWITZERLAND--8.38%

Nestle S.A.                                          162,679         5,634,645
------------------------------------------------------------------------------
Roche Holding AG                                      45,046         6,345,027
------------------------------------------------------------------------------
Sonova Holding AG                                     37,141         1,803,243
------------------------------------------------------------------------------
Syngenta AG                                           18,847         3,646,899
==============================================================================
                                                                    17,429,814
==============================================================================

TAIWAN--0.72%

Taiwan Semiconductor Manufacturing
   Co. Ltd.                                        1,234,387         1,487,445
==============================================================================

UNITED KINGDOM--12.01%

Aviva PLC                                            207,424           938,211
------------------------------------------------------------------------------
British American Tobacco PLC                          34,847           959,856
------------------------------------------------------------------------------
Compass Group PLC                                    443,682         2,196,009
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                           245,644         6,741,304
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                          104,296         4,044,628
------------------------------------------------------------------------------
Reed Elsevier PLC                                    243,175         1,820,920
------------------------------------------------------------------------------
Tesco PLC                                            542,564         2,817,498
------------------------------------------------------------------------------
Vodafone Group PLC                                 1,547,985         2,885,990
------------------------------------------------------------------------------
WPP PLC                                              455,961         2,581,284
==============================================================================
                                                                    24,985,700
==============================================================================

See accompanying notes which are an integral part of this schedule.

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--31.13%

Accenture Ltd. -Class A                               34,276   $     1,081,751
------------------------------------------------------------------------------
Apple Inc. (b)                                         9,095           819,732
------------------------------------------------------------------------------
Baxter International Inc.                             81,438         4,776,339
------------------------------------------------------------------------------
Chubb Corp. (The)                                     55,797         2,375,836
------------------------------------------------------------------------------
Cisco Systems, Inc. (b)                               63,333           948,095
------------------------------------------------------------------------------
Coca-Cola Co. (The)                                   95,773         4,091,423
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                 88,779         5,774,186
------------------------------------------------------------------------------
Exxon Mobil Corp.                                     15,107         1,155,383
------------------------------------------------------------------------------
General Dynamics Corp.                                38,598         2,189,665
------------------------------------------------------------------------------
Gilead Sciences, Inc. (b)                             86,380         4,385,513
------------------------------------------------------------------------------
Google Inc. -Class A (b)                               3,197         1,082,280
------------------------------------------------------------------------------
Johnson & Johnson                                    111,148         6,412,128
------------------------------------------------------------------------------
Kellogg Co.                                           90,917         3,972,164
------------------------------------------------------------------------------
Kroger Co. (The)                                     153,217         3,447,383
------------------------------------------------------------------------------
Microsoft Corp.                                      194,548         3,326,771
------------------------------------------------------------------------------
Monsanto Co.                                           9,355           711,541
------------------------------------------------------------------------------
Occidental Petroleum Corp.                            19,910         1,086,091
------------------------------------------------------------------------------
PepsiCo, Inc.                                         80,409         4,038,944
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            68,955         3,758,048
------------------------------------------------------------------------------
Raytheon Co.                                          87,559         4,432,237
------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                           134,244         4,882,454
==============================================================================
                                                                    64,747,964
==============================================================================
      Total Common Stocks & Other Equity
         Interests
        (Cost $222,379,870)                                        196,012,911
==============================================================================

PREFERRED STOCKS--1.44%

GERMANY--1.44%

Henkel AG & Co. KGaA -Pfd.                            31,012           797,867
------------------------------------------------------------------------------
Porsche Automobil Holding S.E. -Pfd.                  37,393         2,201,166
==============================================================================
      Total Preferred Stocks
         (Cost $4,909,677)                                           2,999,033
==============================================================================

MONEY MARKET FUNDS--3.85%

Liquid Assets Portfolio
   -Institutional Class(c)                         3,997,490         3,997,490
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(c)                                        3,997,490         3,997,490
==============================================================================
      Total Money Market Funds
         (Cost $7,994,980)                                           7,994,980
==============================================================================
TOTAL INVESTMENTS--99.53%
   (Cost $235,284,527)                                             207,006,924
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.47%                                   984,764
==============================================================================
NET ASSETS--100.00%                                            $   207,991,688
_______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Ctfs. -- Certificates
Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM GLOBAL GROWTH FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM GLOBAL GROWTH FUND

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
Level 1       $ 155,070,037
---------------------------
Level 2          51,936,887
---------------------------
Level 3                  --
===========================
              $ 207,006,924
___________________________
===========================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $21,815,156 and $27,592,981 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    21,819,769
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (50,109,232)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (28,289,463)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $235,296,387.

                     AIM GLOBAL SMALL & MID CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             GSMG-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--88.76%

CANADA--5.29%

Astral Media Inc.                                    158,400   $     3,357,577
------------------------------------------------------------------------------
Gildan Activewear Inc. (a)                           224,011         2,392,423
------------------------------------------------------------------------------
Groupe Aeroplan, Inc.                                633,900         4,645,985
------------------------------------------------------------------------------
Onex Corp.                                           306,300         4,232,667
------------------------------------------------------------------------------
Power Financial Corp.                                263,200         4,851,587
------------------------------------------------------------------------------
Sherritt International Corp.                         558,231         1,206,028
------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (a)(b)                      101,284         3,742,210
==============================================================================
                                                                    24,428,477
==============================================================================

FINLAND--0.91%

Nokian Renkaat Oyj                                   431,050         4,225,335
==============================================================================

GERMANY-4.11%

Deutsche Boerse AG                                   150,400         7,558,250
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport (b)                       3,935           708,992
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                          38,700         6,972,809
------------------------------------------------------------------------------
Symrise AG                                           404,510         3,765,933
==============================================================================
                                                                    19,005,984
==============================================================================

GREECE--2.62%

Intralot S.A.                                      1,953,016         7,485,074
------------------------------------------------------------------------------
OPAP S.A. (b)                                        159,941         4,642,032
==============================================================================
                                                                    12,127,106
==============================================================================

HONG KONG--1.81%

Hongkong Land Holdings Ltd.                        2,243,000         4,761,864
------------------------------------------------------------------------------
Regal Hotels International Holdings
   Ltd.                                           15,416,200         3,618,613
==============================================================================
                                                                     8,380,477
==============================================================================

INDONESIA--1.51%

PT Astra International Tbk                         6,239,500         6,987,434
==============================================================================

IRELAND--1.18%

DCC PLC                                              366,961         5,447,317
==============================================================================

ISRAEL--0.48%

Israel Discount Bank -Class A                      2,867,463         2,192,319
==============================================================================

JAPAN--1.31%

EXEDY Corp.                                          533,700         6,057,588
==============================================================================

MEXICO--1.07%

America Movil S.A.B de C.V. -Series L
   -ADR                                              173,500         4,946,485
==============================================================================

NETHERLANDS--2.08%

Koninklijke BAM Groep N.V.                           629,935         5,393,759
------------------------------------------------------------------------------
USG People N.V.                                      378,409         4,201,320
==============================================================================
                                                                     9,595,079
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
NORWAY--0.37%

Petroleum Geo-Services A.S.A. (a)                    526,240   $     1,706,586
==============================================================================

PHILIPPINES--3.01%

Ayala Corp.                                        2,645,384        10,836,827
------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)                  5,262,000           239,274
------------------------------------------------------------------------------
PNOC Energy Development Corp.                     62,317,000         2,833,686
==============================================================================
                                                                    13,909,787
==============================================================================

RUSSIA--0.96%

Vimpel-Communications -ADR                           727,498         4,430,463
==============================================================================

SOUTH AFRICA--0.47%

Standard Bank Group Ltd.                             315,644         2,180,415
==============================================================================

SOUTH KOREA--0.50%

Hyundai Development Co.                               88,880         2,298,095
==============================================================================

SWEDEN--0.99%

Oriflame Cosmetics S.A. -SDR                         193,275         4,582,977
==============================================================================

SWITZERLAND--6.51%

Aryzta AG (a)                                        217,713         5,418,870
------------------------------------------------------------------------------
Galenica AG                                           19,489         6,096,422
------------------------------------------------------------------------------
Sonova Holding AG                                    173,455         8,421,462
------------------------------------------------------------------------------
Syngenta AG                                           52,542        10,166,891
==============================================================================
                                                                    30,103,645
==============================================================================

TAIWAN--1.62%

Taiwan Mobile Co., Ltd.                            5,355,079         7,471,834
==============================================================================

THAILAND--1.07%

Siam Commercial Bank PCL                           3,392,900         4,955,051
==============================================================================

TURKEY--1.22%

Tupras-Turkiye Petrol Rafinerileri
   A.S.                                              598,629         5,643,895
==============================================================================

UNITED KINGDOM--15.02%

Bunzl PLC                                            799,533         6,572,137
------------------------------------------------------------------------------
Capita Group PLC                                     485,260         4,910,402
------------------------------------------------------------------------------
Compass Group PLC                                    611,853         3,028,373
------------------------------------------------------------------------------
Homeserve PLC                                        519,854         7,378,213
------------------------------------------------------------------------------
IG Group Holdings PLC                              1,623,859         6,838,827
------------------------------------------------------------------------------
Inchcape PLC                                       1,954,720         1,062,681
------------------------------------------------------------------------------
Informa PLC                                        1,187,305         4,112,359
------------------------------------------------------------------------------
International Power PLC                            2,300,903         9,064,733
------------------------------------------------------------------------------
Shire PLC                                            789,500        11,571,520
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                       288,643         4,862,440
------------------------------------------------------------------------------
United Business Media Ltd.                           338,848         2,376,364
------------------------------------------------------------------------------
VT Group PLC                                         888,786         7,666,573
==============================================================================
                                                                    69,444,622
==============================================================================

UNITED STATES--34.65%

Adobe Systems Inc. (a)                                94,604         1,826,803
------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                 89,512         1,889,598
------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                       72,753         3,025,797
------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES--(CONTINUED)

Altera Corp.                                         136,680   $     2,102,138
------------------------------------------------------------------------------
Amdocs Ltd. (a)                                      172,047         2,911,035
------------------------------------------------------------------------------
American Tower Corp. -Class A (a)                    110,500         3,352,570
------------------------------------------------------------------------------
Amphenol Corp. -Class A                              101,936         2,665,626
------------------------------------------------------------------------------
ANSYS, Inc. (a)                                      108,255         2,691,219
------------------------------------------------------------------------------
Apollo Group Inc. -Class A (a)                        49,588         4,039,438
------------------------------------------------------------------------------
Best Buy Co., Inc.                                    41,272         1,156,441
------------------------------------------------------------------------------
CA Inc.                                              168,904         3,038,583
------------------------------------------------------------------------------
Chattem, Inc. (a)                                     56,377         3,811,085
------------------------------------------------------------------------------
Church & Dwight Co., Inc.                             84,768         4,512,201
------------------------------------------------------------------------------
Continental Resources, Inc. (a)                      129,427         2,675,256
------------------------------------------------------------------------------
Corrections Corp. of America (a)                     185,996         2,563,025
------------------------------------------------------------------------------
Crown Holdings, Inc. (a)                             254,806         4,777,613
------------------------------------------------------------------------------
DaVita, Inc. (a)                                      63,022         2,962,034
------------------------------------------------------------------------------
Equifax Inc.                                         109,266         2,701,056
------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                131,381         3,448,751
------------------------------------------------------------------------------
Express Scripts, Inc. (a)                             54,908         2,951,854
------------------------------------------------------------------------------
Fastenal Co.                                          89,805         3,069,535
------------------------------------------------------------------------------
GameStop Corp. -Class A (a)                          116,156         2,878,346
------------------------------------------------------------------------------
Hanesbrands, Inc. (a)                                188,658         1,696,036
------------------------------------------------------------------------------
Heartland Express, Inc.                              210,599         2,834,663
------------------------------------------------------------------------------
Hewitt Associates, Inc. -Class A (a)                 103,258         2,930,462
------------------------------------------------------------------------------
Humana Inc. (a)                                      108,809         4,127,125
------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                 136,304         3,035,490
------------------------------------------------------------------------------
IHS Inc. -Class A (a)                                 61,763         2,705,219
------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                    43,057         5,274,913
------------------------------------------------------------------------------
Jarden Corp. (a)                                     264,197         2,755,575
------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                            43,032           609,333
------------------------------------------------------------------------------
Lam Research Corp. (a)                                60,201         1,216,662
------------------------------------------------------------------------------
Landstar System, Inc.                                 85,183         3,055,514
------------------------------------------------------------------------------
LKQ Corp. (a)                                        308,537         3,563,602
------------------------------------------------------------------------------
McAfee Inc. (a)                                      102,279         3,118,487
------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                         137,050         3,013,730
------------------------------------------------------------------------------
Moody's Corp.                                        157,000         3,362,940
------------------------------------------------------------------------------
Morgan Stanley                                       154,288         3,121,246
------------------------------------------------------------------------------
NetApp, Inc. (a)                                     210,343         3,119,387
------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                             156,856         2,980,264
------------------------------------------------------------------------------
Pactiv Corp. (a)                                     179,241         3,875,190
------------------------------------------------------------------------------
Petrohawk Energy Corp. (a)                           161,676         3,186,634
------------------------------------------------------------------------------
Pharmaceutical Product Development,
   Inc.                                              138,334         3,304,799
------------------------------------------------------------------------------
Republic Services, Inc.                              120,702         3,121,354
------------------------------------------------------------------------------
Robert Half International, Inc.                      145,872         2,472,530
------------------------------------------------------------------------------
Scientific Games Corp. -Class A (a)                  193,609         2,433,665
------------------------------------------------------------------------------
Shaw Group Inc. (The) (a)                            111,555         3,101,229
------------------------------------------------------------------------------
SLM Corp. (a)                                        276,897         3,170,471
------------------------------------------------------------------------------
Solera Holdings Inc. (a)                             130,631         3,146,901
------------------------------------------------------------------------------
Southwestern Energy Co. (a)                           94,720         2,997,888
------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (a)                      250,815         2,819,161
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. (a)                    87,484         3,143,300
------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance,
   Inc. (a)                                          345,555         2,014,586
------------------------------------------------------------------------------
Western Digital Corp. (a)                             99,875         1,466,165
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

Williams Cos., Inc. (The)                            167,364   $     2,368,201
==============================================================================
                                                                   160,192,726
==============================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $561,473,592)                                       410,313,697
==============================================================================
MONEY MARKET FUNDS--10.47%

Liquid Assets Portfolio
   -Institutional Class(c)                        24,216,758        24,216,758
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(c)                                       24,216,758        24,216,758
==============================================================================
      Total Money Market Funds
         (Cost $48,433,516)                                         48,433,516
==============================================================================
TOTAL INVESTMENTS-99.23%
   (Cost $609,907,108)                                             458,747,213
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.77%                                  3,540,002
==============================================================================
NET ASSETS-100.00%                                             $   462,287,215
==============================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt
SDR -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2009 was $9,332,508, which represented 2.02% of the Fund's Net Assets.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent

AIM GLOBAL SMALL & MID CAP GROWTH FUND
     uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 - Prices are determined using quoted prices in an active market for identical assets.

         Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
Level 1        $ 341,476,970
----------------------------
Level 2          117,270,243
----------------------------
Level 3                   --
============================
               $ 458,747,213
____________________________
============================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $53,843,976 and $60,495,450 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    46,638,404
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (198,895,511)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (152,257,107)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $611,004,320.

                       AIM INTERNATIONAL CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            I-ICE-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL CORE EQUITY FUND


SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-97.02%

AUSTRALIA--1.39%

BHP Billiton Ltd.                                    193,876   $     3,651,620
==============================================================================

BRAZIL--0.73%

Companhia Energetica de Minas Gerais
   S.A. -ADR                                          30,453           413,856
------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR                       27,907           393,768
------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica
   S.A. -ADR                                          20,320           306,222
------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                34,100           292,118
------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR                         19,933           522,245
==============================================================================
                                                                     1,928,209
==============================================================================

CANADA--1.13%

EnCana Corp.                                          67,500         2,989,791
==============================================================================

CHINA--0.39%

China Construction Bank Corp. -Class H               494,000           241,467
------------------------------------------------------------------------------
China COSCO Holdings Co. Ltd. -Class H               430,000           258,333
------------------------------------------------------------------------------
CNOOC Ltd.                                           618,800           532,917
==============================================================================
                                                                     1,032,717
==============================================================================

EGYPT--0.09%

Orascom Telecom Holding S.A.E. -GDR(b)                11,523           234,378
==============================================================================

FINLAND--2.04%

Nokia Oyj                                            438,493         5,381,286
==============================================================================

FRANCE--9.21%

Credit Agricole S.A.                                 255,623         3,120,708
------------------------------------------------------------------------------
Publicis Groupe                                      170,305         4,005,693
------------------------------------------------------------------------------
Sanofi-Aventis                                       144,548         8,154,695
------------------------------------------------------------------------------
Societe Generale -ADR(b)                             329,900         2,754,665
------------------------------------------------------------------------------
Total S.A. -ADR                                      124,982         6,221,604
==============================================================================
                                                                    24,257,365
==============================================================================

GERMANY--4.25%

BASF S.E.                                            148,747         4,303,618
------------------------------------------------------------------------------
Bayerische Motoren Werke AG                          123,941         2,938,187
------------------------------------------------------------------------------
E.ON AG                                              122,606         3,942,447
==============================================================================
                                                                    11,184,252
==============================================================================

HONG KONG--3.38%

Cheung Kong (Holdings) Ltd.                          345,000         3,199,447
------------------------------------------------------------------------------
Denway Motors Ltd.                                 1,424,000           423,724
------------------------------------------------------------------------------
Esprit Holdings Ltd.                                 264,800         1,412,381
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                               757,100         3,861,695
==============================================================================
                                                                     8,897,247
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDIA--0.24%

Reliance Communications Ltd.                          57,200   $       196,146
------------------------------------------------------------------------------
State Bank of India -GDR                               8,915           427,029
==============================================================================
                                                                       623,175
==============================================================================

INDONESIA--0.34%

PT Astra International Tbk                           282,000           315,804
------------------------------------------------------------------------------
PT Bank Rakyat Indonesia                             496,500           193,824
------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                          685,500           374,642
==============================================================================
                                                                       884,270
==============================================================================

ISRAEL--0.21%

Makhteshim-Agan Industries Ltd.                      120,486           378,251
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.
   -ADR                                                4,407           182,670
==============================================================================
                                                                       560,921
==============================================================================

ITALY--2.18%

Eni S.p.A -ADR(b)                                    135,457         5,742,022
==============================================================================

JAPAN-25.48%

Canon Inc.                                           191,800         5,154,925
------------------------------------------------------------------------------
East Japan Railway Co.                                33,100         2,242,690
------------------------------------------------------------------------------
FUJIFILM Holdings Corp.                              260,700         5,689,900
------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.               1,290,200         7,155,473
------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (b)                   134,000         5,027,234
------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.                  94,700         4,565,895
------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                               523,700         1,563,549
------------------------------------------------------------------------------
NOK Corp.                                            233,000         1,628,583
------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                       2,602         4,531,177
------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.                         129,500         3,451,324
------------------------------------------------------------------------------
SMC Corp. (b)                                         78,600         7,009,613
------------------------------------------------------------------------------
Sony Corp. -ADR                                      152,559         2,932,184
------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.                        1,248,000         3,919,980
------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        91,500         4,274,957
------------------------------------------------------------------------------
Tokyo Electron Ltd. (b)                              141,200         5,160,408
------------------------------------------------------------------------------
Toyota Motor Corp.                                    87,900         2,803,437
==============================================================================
                                                                    67,111,329
==============================================================================

MEXICO--0.20%

Cemex S.A.B. de C.V. -CPO(c)                         235,700           183,729
------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de
   C.V. -ADR                                          11,825           332,874
==============================================================================
                                                                       516,603
==============================================================================

NETHERLANDS--9.56%

Heineken N.V.                                        282,974         8,346,843
------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
   N.V.                                              264,939         4,814,365
------------------------------------------------------------------------------
TNT N.V.                                             316,624         5,532,741
------------------------------------------------------------------------------
Unilever N.V.                                        293,339         6,482,864
==============================================================================
                                                                    25,176,813
==============================================================================

NORWAY--0.95%

StatoilHydro A.S.A.                                  145,550         2,514,446
==============================================================================


See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL CORE EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
RUSSIA--0.23%

Gazprom -ADR                                          21,754   $       282,149
------------------------------------------------------------------------------
LUKOIL -ADR                                            9,659           324,059
==============================================================================
                                                                       606,208
==============================================================================

SOUTH AFRICA--0.46%

Barloworld Ltd.                                       80,000           261,854
------------------------------------------------------------------------------
Sasol Ltd.                                            10,654           284,731
------------------------------------------------------------------------------
Standard Bank Group Ltd. (b)                          64,310           444,243
------------------------------------------------------------------------------
Steinhoff International Holdings Ltd. (d)            183,502           214,658
==============================================================================
                                                                     1,205,486
==============================================================================

SOUTH KOREA--0.69%

Daelim Industrial Co., Ltd.                            9,268           305,807
------------------------------------------------------------------------------
Hyundai Motor Co.                                      6,788           228,827
------------------------------------------------------------------------------
LG Electronics Inc.                                    2,869           146,316
------------------------------------------------------------------------------
Lotte Shopping Co., Ltd.                               2,030           274,206
------------------------------------------------------------------------------
POSCO                                                  1,631           418,960
------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                          1,291           448,997
==============================================================================
                                                                     1,823,113
==============================================================================

SPAIN--2.70%

Banco Santander S.A.                                 531,825         4,301,210
------------------------------------------------------------------------------
Repsol YPF, S.A. -ADR(b)                             157,960         2,806,949
==============================================================================
                                                                     7,108,159
==============================================================================

SWEDEN--3.50%

Telefonaktiebolaget LM Ericsson -Class B           1,154,021         9,208,770
==============================================================================

SWITZERLAND--9.09%

Credit Suisse Group AG                               157,700         4,056,539
------------------------------------------------------------------------------
Holcim Ltd. (b)                                       87,632         3,545,937
------------------------------------------------------------------------------
Novartis AG                                           58,745         2,434,785
------------------------------------------------------------------------------
Swisscom AG                                           21,943         6,918,397
------------------------------------------------------------------------------
Zurich Financial Services AG                          38,653         6,997,254
==============================================================================
                                                                    23,952,912
==============================================================================

TAIWAN--0.51%

AU Optronics Corp. -ADR(b)                            37,884           268,219
------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                591,113           197,558
------------------------------------------------------------------------------
HTC Corp.                                             63,300           601,785
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co. Ltd. -ADR                                      37,789           284,929
==============================================================================
                                                                     1,352,491
==============================================================================

THAILAND--0.29%

Bangkok Bank PCL -NVDR                               180,300           367,821
------------------------------------------------------------------------------
PTT PCL                                               88,700           399,260
==============================================================================
                                                                       767,081
==============================================================================

TURKEY--0.09%

Turkiye Is Bankasi -Class C                          105,407           232,748
==============================================================================

UNITED KINGDOM--17.69%

BAE Systems PLC                                      439,554         2,563,276
------------------------------------------------------------------------------
BP PLC                                               706,548         5,024,200
------------------------------------------------------------------------------
Centrica PLC                                       1,404,807         5,254,404
------------------------------------------------------------------------------
GlaxoSmithKline PLC                                  365,440         6,460,781
------------------------------------------------------------------------------
HSBC Holdings PLC -ADR(b)                             97,962         3,804,844
==============================================================================
Kingfisher PLC                                     1,969,735         3,972,117
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)

National Grid PLC                                    641,269   $     6,024,242
------------------------------------------------------------------------------
Royal Dutch Shell PLC -ADR                           130,843         6,441,401
------------------------------------------------------------------------------
Vodafone Group PLC                                 3,782,195         7,051,347
==============================================================================
                                                                    46,596,612
==============================================================================

      Total Common Stocks & Other Equity
        Interests
       (Cost $353,416,928)                                         255,540,024
------------------------------------------------------------------------------

PREFERRED STOCKS--0.07%

BRAZIL--0.07%

Banco Bradesco S.A., Pfd.
   (Cost $273,549)                                    20,596           184,415
==============================================================================

MONEY MARKET FUNDS--2.73%

Liquid Assets Portfolio -Institutional
   Class(e)                                        3,593,640         3,593,640
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)          3,593,640         3,593,640
------------------------------------------------------------------------------
   Total Money Market Funds
      (Cost $7,187,280)                                              7,187,280
==============================================================================
TOTAL INVESTMENTS
   (excluding investments
   purchased with cash collateral from
   securities on loan)-99.82%
   (Cost $360,877,757)                                             262,911,719
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--4.63%

Liquid Assets Portfolio
   -Institutional Class
   (Cost $12,197,434)(e)(f)                       12,197,434        12,197,434
------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.45%
   (Cost $373,075,191)                                             275,109,153
==============================================================================
OTHER ASSETS LESS LIABILITIES-(4.45)%                              (11,731,652)
==============================================================================
NET ASSETS-100.00%                                             $   263,377,501
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

CPO  -- Certificates of Ordinary Participation

GDR  -- Global Depositary Receipt

NVDR -- Non-Voting Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2009.

(c)  Each unit represents two Series A shares and one Series B share.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.


See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL CORE EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM INTERNATIONAL CORE EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM INTERNATIONAL CORE EQUITY FUND


F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

         Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

         Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

         Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
Level 1       $ 167,802,187
---------------------------
Level 2         107,306,966
---------------------------
Level 3                  --
===========================
              $ 275,109,153
===========================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $26,471,940 and $34,105,048, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     7,378,325
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (112,980,609)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $  (105,602,284)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $380,711,437.

                         AIM INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings January 31, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              IGR-QTR-1 01/09           Invesco Aim Advisors, Inc.

AIM INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS (a)
January 31, 2009
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS--83.01%

AUSTRALIA--3.07%

BHP Billiton Ltd.                                  1,611,179   $    30,346,272
------------------------------------------------------------------------------
Cochlear Ltd.                                        681,139        25,315,637
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                             559,480         8,427,279
==============================================================================
                                                                    64,089,188
==============================================================================

BELGIUM--2.21%

Anheuser-Busch InBev N.V.                          1,810,109        46,119,094
------------------------------------------------------------------------------
Anheuser-Busch InBev N.V. -Ctfs. (b)               1,113,912             5,702
==============================================================================
                                                                    46,124,796
==============================================================================

CANADA--2.25%

Canadian National Railway Co.                        446,166        15,604,547
------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                      391,700        13,916,762
------------------------------------------------------------------------------
Suncor Energy, Inc.                                  913,800        17,529,538
==============================================================================
                                                                    47,050,847
==============================================================================

DENMARK--1.82%

Novo Nordisk A.S. -Class B                           713,612        38,057,530
==============================================================================

FINLAND--0.59%

Nokia Oyj                                          1,004,211        12,323,905
==============================================================================

FRANCE--4.47%

Axa S.A.                                           1,204,171        18,822,895
------------------------------------------------------------------------------
BNP Paribas                                          536,833        20,616,264
------------------------------------------------------------------------------
Cap Gemini S.A.                                      420,184        14,544,927
------------------------------------------------------------------------------
Total S.A.                                           785,273        39,367,193
==============================================================================
                                                                    93,351,279
==============================================================================

GERMANY--4.98%

Bayer AG                                             763,361        40,647,371
------------------------------------------------------------------------------
Deutsche Boerse AG                                   158,244         7,952,445
------------------------------------------------------------------------------
Merck KGaA                                           380,760        32,290,373
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                         128,530        23,158,013
==============================================================================
                                                                   104,048,202
==============================================================================

GREECE--0.67%

OPAP S.A.                                            483,355        14,028,607
==============================================================================

HONG KONG--3.12%

Esprit Holdings Ltd.                               3,793,400        20,233,103
------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                             5,753,000        29,343,984
------------------------------------------------------------------------------
Li & Fung Ltd.                                     7,840,000        15,715,001
==============================================================================
                                                                    65,292,088
==============================================================================

INDIA--2.91%

Bharat Heavy Electricals Ltd.                        606,648        16,184,731
------------------------------------------------------------------------------
Infosys Technologies Ltd.                          1,689,518        44,685,849
==============================================================================
                                                                    60,870,580
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDONESIA--0.65%

PT Telekomunikasi Indonesia                       24,907,500   $    13,612,527
==============================================================================

IRELAND-0.83%

CRH PLC                                              744,506        17,339,811
==============================================================================

ISRAEL--3.00%

Teva Pharmaceutical Industries Ltd.
   -ADR                                            1,512,906        62,709,954
==============================================================================

ITALY--3.62%

Eni S.p.A.                                         1,663,601        35,277,564
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                2,563,518        40,251,837
==============================================================================
                                                                    75,529,401
==============================================================================

JAPAN--7.85%

Denso Corp.                                          715,300        12,928,271
------------------------------------------------------------------------------
Fanuc Ltd.                                           311,200        18,461,468
------------------------------------------------------------------------------
Hoya Corp.                                         1,223,100        21,730,248
------------------------------------------------------------------------------
Keyence Corp.                                        175,100        31,777,512
------------------------------------------------------------------------------
Nidec Corp.                                          719,900        34,037,755
------------------------------------------------------------------------------
Nintendo Co., Ltd.                                    52,200        16,058,250
------------------------------------------------------------------------------
Toyota Motor Corp.                                   908,200        28,965,661
==============================================================================
                                                                   163,959,165
==============================================================================

LUXEMBOURG--0.00%

Reinet Investments S.C.A. (b)                              1                 5
==============================================================================

MEXICO--3.55%

America Movil S.A.B de C.V. -Series L
   -ADR                                            1,234,799        35,204,120
------------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V.
   -ADR(b)                                           583,842        11,133,867
------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR                           1,681,764        23,527,878
------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de
   C.V. (b)                                        4,113,400         4,222,718
==============================================================================
                                                                    74,088,583
==============================================================================

NETHERLANDS--1.94%

Heineken Holding N.V.                                780,295        20,909,338
------------------------------------------------------------------------------
TNT N.V.                                           1,124,250        19,645,332
==============================================================================
                                                                    40,554,670
==============================================================================

NORWAY--0.23%

Petroleum Geo-Services A.S.A. (b)                  1,486,138         4,819,515
==============================================================================

PHILIPPINES--1.06%

Philippine Long Distance Telephone
   Co.                                               501,590        22,221,670
==============================================================================

SINGAPORE--2.56%

Keppel Corp. Ltd.                                  4,606,000        12,102,614
------------------------------------------------------------------------------
Singapore Technologies Engineering
   Ltd.                                            8,346,000        12,423,773
------------------------------------------------------------------------------
United Overseas Bank Ltd.                          3,729,000        28,878,164
==============================================================================
                                                                    53,404,551
==============================================================================

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL GROWTH FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
SPAIN--2.77%

Banco Santander S.A.                               1,554,752   $    12,574,276
------------------------------------------------------------------------------
Telefonica S.A.                                    2,539,705        45,272,989
==============================================================================
                                                                    57,847,265
==============================================================================

SWITZERLAND--9.17%

Nestle S.A.                                        1,689,454        58,516,921
------------------------------------------------------------------------------
Roche Holding AG                                     515,527        72,615,383
------------------------------------------------------------------------------
Sonova Holding AG                                    478,244        23,219,356
------------------------------------------------------------------------------
Syngenta AG                                          191,896        37,131,927
==============================================================================
                                                                   191,483,587
==============================================================================

TAIWAN--1.53%

Hon Hai Precision Industry Co., Ltd.               5,880,051        10,161,584
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co. Ltd.                                       18,014,548        21,707,658
==============================================================================
                                                                    31,869,242
==============================================================================

TURKEY--0.49%

Akbank T.A.S.                                      3,575,363        10,249,669
==============================================================================

UNITED KINGDOM-17.67%

Aviva PLC                                          1,751,997         7,924,558
------------------------------------------------------------------------------
British American Tobacco PLC                         352,868         9,719,703
------------------------------------------------------------------------------
Capita Group PLC                                   1,905,118        19,278,109
------------------------------------------------------------------------------
Compass Group PLC                                  6,860,394        33,955,595
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                         2,393,737        65,692,255
------------------------------------------------------------------------------
Informa PLC                                        3,652,069        12,649,335
------------------------------------------------------------------------------
International Power PLC                            6,567,722        25,874,469
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                          970,628        37,641,223
------------------------------------------------------------------------------
Reed Elsevier PLC                                  2,940,276        22,017,091
------------------------------------------------------------------------------
Shire PLC                                          2,691,821        39,453,402
------------------------------------------------------------------------------
Tesco PLC                                          7,544,730        39,179,276
------------------------------------------------------------------------------
Vodafone Group PLC                                20,551,875        38,315,950
------------------------------------------------------------------------------
WPP PLC                                            3,086,436        17,472,918
==============================================================================
                                                                   369,173,884
==============================================================================

   Total Common Stocks & Other Equity
      Interests
      (Cost $2,050,805,479)                                      1,734,100,521
==============================================================================

PREFERRED STOCKS--1.77%

BRAZIL--0.73%

Petroleo Brasileiro S.A. -ADR -Pfd.                  703,566        15,239,240
==============================================================================

GERMANY--1.04%

Porsche Automobil Holding S.E. -Pfd.                 368,546        21,694,733
==============================================================================
   Total Preferred Stocks
      (Cost $44,036,349)                                            36,933,973
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--13.53%

Liquid Assets Portfolio -Institutional
   Class(c)                                      141,287,180   $   141,287,180
------------------------------------------------------------------------------
Premier Portfolio -Institutional
   Class(c)                                      141,287,180       141,287,180
==============================================================================
   Total Money Market Funds
      (Cost $282,574,360)                                          282,574,360
==============================================================================

TOTAL INVESTMENTS--98.31%
   (Cost $2,377,416,188)                                         2,053,608,854
==============================================================================

OTHER ASSETS LESS LIABILITIES--1.69%                                 35,289,348
------------------------------------------------------------------------------
NET ASSETS-100.00%                                             $ 2,088,898,202
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Ctfs. -- Certificates
Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL GROWTH FUND
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM INTERNATIONAL GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM INTERNATIONAL GROWTH FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                INVESTMENTS
INPUT LEVEL    IN SECURITIES
----------------------------
Level 1       $1,299,678,918
Level 2          753,929,936
Level 3                   --
----------------------------
              $2,053,608,854
============================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2009 was $105,513,444 and $156,529,166, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 177,990,533
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (505,481,696)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(327,491,163)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $2,381,100,017.

Item 2. Controls and Procedures.

     (a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    -------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    -------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 1, 2009


By: /s/ Sheri Morris
    -------------------------------
    Sheri Morris
    Principal Financial Officer

Date: April 1, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.